000 A000000 12/31/95
000 C000000 123456
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 A
001 A000000 BEACON HILL MUTUAL FUND, INC.
001 B000000 811-1281
001 C000000 6174820795
002 A000000 75 FEDERAL STREET
002 B000000 BOSTON
002 C000000 MA
002 D010000 02110
002 D020000 1904
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
007 C011100 11
007 C011200 12
007 C011300 13
007 C011400 14
007 C011500 15
007 C011600 16
007 C011700 17
007 C011800 18
007 C011900 19
007 C012000 20
007 C012100 21
007 C012200 22
007 C012300 23
007 C012400 24
007 C012500 25
007 C012600 26
007 C012700 27
007 C012800 28
007 C012900 29
007 C013000 30
007 C013100 31
007 C013200 32
007 C013300 33
007 C013400 34
007 C013500 35
007 C013600 36
007 C013700 37
007 C013800 38
007 C013900 39
007 C014000 40
007 C014100 41
007 C014200 42
007 C014300 43
007 C014400 44
007 C014500 45
007 C014600 46
007 C014700 47
007 C014800 48
007 C014900 49
007 C015000 50
008 A000001 BEACON HILL MANAGEMENT, INC.
008 B000001 A
008 C000001 801-8019
008 D010001 BOSTON
008 D020001 MA
008 D030001 02110
008 D040001 1904
012 A000001 BOSTON FINANCIAL DATA SERVICES, INC.
012 B000001 84-81
012 C010001 NORTH QUINCY
012 C020001 MA
012 C030001 02170
013 A000001 DELOITTE & TOUCHE LLP
013 B010001 BOSTON
013 B020001 MA
013 B030001 02110
013 B040001 1617
015 A000001 STATE STREET BANK & TRUST COMPANY
015 B000001 C
015 C010001 NORTH QUINCY
015 C020001 MA
015 C030001 02171
015 E010001 X
018  000000 Y
019 A000000 N
019 B000000    0
020 A000001 PRUDENTIAL SECURITIES
020 B000001 22-2347336
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 C000001         0
022 D000001         0
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000          0
023 D000000          0
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 Y
026 C000000 N
026 D000000 Y
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
027  000000 Y
028 A010000        17
028 A020000         0
028 A030000         0
028 A040000         8
028 B010000        15
028 B020000         0
028 B030000         0
028 B040000        20
028 C010000         9
028 C020000         0
028 C030000         0
028 C040000         7
028 D010000        72
028 D020000         0
028 D030000         0
028 D040000        14
028 E010000        30
028 E020000         0
028 E030000         0
028 E040000         1
028 F010000        32
028 F020000         0
028 F030000         0
028 F040000         6
028 G010000       175
028 G020000         0
028 G030000         0
028 G040000        56
028 H000000         0
029  000000 N
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
034  000000 N
035  000000      0
036 B000000      0
037  000000 N
038  000000      0
039  000000 N
040  000000 N
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
045  000000 Y
046  000000 N
047  000000 Y
048  000000  1.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
049  000000 N
050  000000 N
051  000000 N
052  000000 N
053 A000000 N
054 A000000 Y
054 B000000 N
054 C000000 N
054 D000000 N
054 E000000 N
054 F000000 N
054 G000000 N
054 H000000 Y
054 I000000 Y
054 J000000 N
054 K000000 N
054 L000000 N
054 M000000 N
054 N000000 N
055 A000000 N
055 B000000 N
056  000000 N
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000      100
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 N
066 C000000 N
066 D000000 Y
066 E000000 N
066 F000000 N
066 G000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 N
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 N
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 Y
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000         0
071 B000000         0
071 C000000      4001
071 D000000    0
072 A000000  6
072 B000000        0
072 C000000       46
072 D000000        0
072 E000000        0
072 F000000       23
072 G000000        0
072 H000000        0
072 I000000       18
072 J000000        2
072 K000000        0
072 L000000        6
072 M000000        0
072 N000000        0
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000        6
072 S000000       10
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000        3
072 X000000       68
072 Y000000        0
072 Z000000      (22)
072AA000000        0
072BB000000        0
072CC010000      585
072CC020000        0
072DD010000        0
072DD020000        0
072EE000000        0
073 A010000   0.0000
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000      631
074 B000000        0
074 C000000        0
074 D000000        0
074 E000000     4360
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000        0
074 K000000        0
074 L000000        6
074 M000000        1
074 N000000     4998
074 O000000        0
074 P000000        0
074 Q000000        0
074 R010000       23
074 R020000        0
074 R030000        0
074 R040000        0
074 S000000        0
074 T000000     4975
074 U010000   133986
074 U020000        0
074 V010000    37.13
074 V020000     0.00
074 W000000   0.0000
074 X000000     1549
074 Y000000        0
075 A000000        0
075 B000000     4552
076  000000     0.00
077 A000000 Y
077 C000000 Y
077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
080 C000000        0

081 B000000   0
082 B000000        0
083 B000000        0
084 B000000        0
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   WAYNE ZIMMERMAN
TITLE       MANAGER

                                                                  Attachment 77C

                          BEACON HILL MUTUAL FUND, INC.

                         ANNUAL MEETING OF STOCKHOLDERS

                                December 7, 1995


         Pursuant to a Call by the President and the foregoing notice, the Annual Meeting of the Stockholders of Beacon Hill Mutual Fund, Inc. (the
"Corporation") was held in the Brandeis Conference Center at the offices of Nutter, McClennen & Fish, Sixteenth Floor, One International Place, Boston, Massachusetts on Thursday, December 7, 1995 at 11:00 a.m.

         Bernard Zimmerman, President of the Corporation, presided at the meeting, and Irving J. Helman, Clerk of the Corporation, kept the minutes of the meeting.

         The holders of 89,779.102 shares were present and voting by their proxies - Bernard Zimmerman and Irving J. Helman.

         The powers of attorney evidencing the authority of the aforesaid proxies have been filed with the records of the Corporation.

         Mr. Helman announced that there were present, constituting a quorum, in person or by proxy, the holders of 89,779.102 shares out of a total of 132,465.866 shares issued and outstanding and entitled to vote as of October 24, 1995 record date.

         Bernard Zimmerman, a director of the Corporation, was present at the meeting.

         The President stated that since the annual report that had been sent to the stockholders included an extensive report of the

Corporation's business, he would not burden the stockholders by repeating it at this time.

         Thereupon, Messrs. Bernard Zimmerman, Nicholas A. Sica, Eugene F. DeMark and Francis M. Trotta were duly nominated to be Directors, Bernard Zimmerman was duly nominated to be Treasurer and Irving J. Helman was duly nominated to be Clerk. There being no other nominations, a ballot was taken.

         The vote as to each of the individual Directors was as follows:

                                    SHARES               SHARES
                                      FOR               AGAINST

         Bernard Zimmerman        87,013.354           2,765.748
         Nicholas A. Sica         86,935.363           2,843.739
         Eugene F. DeMark         87,017.014           2,762.088
         Francis M. Trotta        87,017.014           2,762.088

         Bernard Zimmerman was elected treasurer of the Corporation by vote of 87,013.354 shares for an 2,765.748 against.

         Irving J. Helman was elected as Clerk of the Corporation by vote of 86,932.359 shares in favor and 2,846.743 voting in the negative.

         Mr. Helman reported the results of the elections to the meeting.

         On motion duly made and seconded, 86,985.429 shares in the affirmative, 1,208.966 shares against and 1,584.707 shares abstaining, it was

VOTED That the action by the Board of Directors of the Corporation in selecting the firm of Deloitte & Touche LLP as auditors for the now current fiscal year, such auditors to report upon the annual report of the Corporation for said year, be and it hereby is ratified, approved and confirmed.

         There being no further business to come before the meeting, and on motion duly made and seconded, it was thereupon

VOTED:        To adjourn. Adjourned as voted.


A true record.                            ATTEST:   /s/ Irving J. Helman
                                                    ---------------------------
                                                    Irving J. Helman, Clerk



                          COMMONWEALTH OF MASSACHUSETTS

Suffolk, ss                                                     December 7, 1995

         Personally appeared Irving J. Helman and made oath that he would faithfully and impartially perform the duties of Clerk of Beacon Hill Mutual Fund, Inc. Before me


                                        /s/ Christine S. Zopatti
                                        ---------------------------------
                                        Notary Public

                                        My commission expires:  4/3/98
                                                              -----------

         This report is signed on behalf of the Registrant, Beacon Hill Mutual Fund, Inc., in the City of New York, The State of New York, on February 21, 1996.


                                                  BEACON HILL MUTUAL FUND, INC.


Witness:/s/Wayne J. Zimmerman                     By:/s/Bernard Zimmerman
        -------------------                          --------------------------
        Wayne J. Zimmerman                           Bernard Zimmerman
                                                     President